Operating facility and loan and derivative assets and liabilities - Derivative Liability (Details) $ in Thousands			12 Months Ended
	Mar. 31, 2020	Jan. 21, 2020 USD ($) bank	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Current derivative assets			$ 1,218	$ 648
Non-current derivative assets			768	700
Interest rate swaps
Disclosure of financial assets [line items]
Derivative, credit swap term		5 years
Derivative, number of banks | bank		2
Derivative, credit swap amount per each bank		$ 8,700
Derivative, credit swap amount			$ 39,621	$ 51,397		$ 17,400
Derivative, Weighted average interest rate			1.80%	1.80%
Current derivative assets			$ 1,218	$ 648
Non-current derivative assets			768	700
Gain on change in fair value			$ 496	$ 1,172
Interest rate swaps | Fixed interest rate
Disclosure of financial assets [line items]
Derivative, credit swap term	5 years	5 years
Derivative, credit swap amount					$ 43,750
Interest rate swaps | Floating interest rate
Disclosure of financial assets [line items]
Derivative, credit swap term		6 years